POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN - ADDITIONAL INFORMATION (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 1991	Jun. 30, 1989
Accumulated benefit obligation for defined benefit retirement pension plans			$ 14,239	$ 14,949
Equity Securities
Expected long-term rates of return for plan assets, minimum			8.00%
Expected long-term rates of return for plan assets, maximum			9.00%
Bonds
Expected long-term rates of return for plan assets, minimum			5.00%
Expected long-term rates of return for plan assets, maximum			6.00%
Treasury Stock
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets			8.50%
Pension Plan [Member]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	[1]		7.20%	7.20%	7.30%
Pension Plan [Member] | Series A Preferred Stock
ESOP borrowings to purchase ESOP Convertible Class A Preferred Stock							$ 1,000
Employee Stock Ownership Plan (ESOP), Debt Structure, Employer Loan Guarantee			$ 86
Dividend per share			$ 2.59
Preferred Stock, Liquidation Preference Per Share			$ 6.82
Other Postretirement Benefit Plan [Member]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	[1]		8.30%	8.30%	8.30%
Other Postretirement Benefit Plan [Member] | Series B Preferred Stock
ESOP borrowings to purchase ESOP Convertible Class A Preferred Stock						$ 1,000
Employee Stock Ownership Plan (ESOP), Debt Structure, Employer Loan Guarantee			$ 662
Dividend per share			$ 2.59
Preferred Stock, Liquidation Preference Per Share			$ 12.96
Scenario, Forecast [Member] | Pension Plan [Member]
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year		$ 215
Scenario, Forecast [Member] | Other Postretirement Benefit Plan [Member]
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year		34
Scenario, Forecast [Member] | Contribution_to_Unfunded_Plans [Member] | Pension Plan [Member]
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year		96
Scenario, Forecast [Member] | Contribution_to_Unfunded_Plans [Member] | Other Postretirement Benefit Plan [Member]
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year		27
Scenario, Forecast [Member] | Contribution_to_Funded_Plans [Member] | Pension Plan [Member]
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year		119
Scenario, Forecast [Member] | Contribution_to_Funded_Plans [Member] | Other Postretirement Benefit Plan [Member]
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year		$ 7

[1]	Determined as of beginning of year and adjusted for acquisitions.